CONSOLIDATED FINANCIAL STATEMENT DETAILS - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents:
Cash	$ 281.6	$ 198.4
Short-term deposits	329.9	154.0
Total cash and cash equivalents	$ 611.5	$ 352.4	$ 418.1